Investment Securities Other Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment Securities [Abstract]
Federal Home Loan Bank Stock	$ 125,885	$ 155,926
Other Investments, Other	2,178	2,246
Other Investments	$ 128,063	$ 158,172